Expense Example {- Fidelity Mid-Cap Stock K6 Fund} - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-03 - Fidelity Mid-Cap Stock K6 Fund - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640